Note 10 - Other Borrowings (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2013
Note 10 - Other Borrowings (Details) [Line Items]
Annual Paydown of Principal Required		20.00%
Stock Issued During Period, Shares, New Issues (in Shares)	248,000
Debt Instrument, Basis Spread on Variable Rate	1.67%
Notes Payable	$ 8,248,000
Special Purpose Entity [Member] | Mandatorily Redeemable Securities [Member]
Note 10 - Other Borrowings (Details) [Line Items]
Securities Sold under Agreements to Repurchase	8,000,000
Federal Home Loan Bank [Member]
Note 10 - Other Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 85,300,000